EARNINGS/(LOSS) PER SHARE - Schedule of basic and diluted earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Income/(loss) for the period, attributable to the owners of the Company, basic	$ 55.8	$ (37.7)	$ 57.2	$ (115.6)
Income/(loss) for the period, attributable to the owners of the Company, diluted	$ 55.8	$ (37.7)	$ 57.2	$ (115.6)
Weighted-average number of ordinary shares (basic) (in shares)	505,412,690	384,499,607	490,972,248	384,499,607
Weighted-average number of ordinary shares (diluted) (in shares)	507,716,795	384,499,607	493,776,517	384,499,607
Earnings/(loss) per share (basic), (in USD per share)	$ 0.11	$ (0.10)	$ 0.12	$ (0.30)
Earnings/(loss) per share (diluted), (in USD per share)	$ 0.11	$ (0.10)	$ 0.12	$ (0.30)